Series C Preferred Stock	12 Months Ended
Dec. 31, 2024
Series C Preferred Stock
Series C Preferred Stock
(13)	Series C Preferred Stock

In October 2020, the Company issued 40,000 shares of Series C Preferred Stock for an aggregate purchase price of $40.0 million.

There is no prohibition on the repurchase or redemption of Series C Preferred Shares while there is any arrearage in the payment of dividends.

Since the redemption of the Series C Preferred Stock is contingently or optionally redeemable, unless and until we undertake a change of control the Series C Preferred Stock has been classified in mezzanine equity on the Consolidated Balance Sheets.